Private Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LGL SYSTEMS ACQUISITION CORP [Member]
Private Warrants [Line Items]
Private Warrants
NOTE 4. PRIVATE WARRANTS
Simultaneously with the closing of the Initial Public Offering, the sponsor purchased an aggregate of 5,200,000 Private Warrants at a price of $1.00 per Private Warrant, for an aggregate purchase price of $5,200,000. Each Private Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the Private Warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Warrants will expire worthless.

NOTE 5. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the sponsor purchased an aggregate of 5,200,000 private warrants at a price of $1.00 per Private Warrant, for an aggregate purchase price of $5,200,000. Each Private Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 7). The proceeds from the private warrants were added to the proceeds from the Initial Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the private warrants will be used to fund the redemption of the Public shares (subject to the requirements of applicable law), and the private warrants will expire worthless.